                  SUPPLEMENT DATED FEBRUARY 11, 1999, TO
                  THE PROSPECTUS DATED MAY 1, 1998, FOR
              STRATEGIC ADVANTAGE II VARIABLE UNIVERSAL LIFE
             A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                                ISSUED BY
               SECURITY LIFE OF DENVER INSURANCE COMPANY
                                 AND ITS
                    SECURITY LIFE SEPARATE ACCOUNT L1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR
PROSPECTUS.
PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE
REFERENCE.


The following information is added to the prospectus under the section headed, "Group or Sponsored Arrangements," page 36.


   ENHANCED DEATH BENEFIT CORRIDOR OPTION

   For policies issued under group or sponsored arrangements, with guaranteed issue rates, on or after March 15, 1999, an additional benefit option is available. The policyowner may elect, at any time prior to the issuance of the policy, the enhanced death benefit corridor option.

   After March 15, 1999, existing group or corporate owners of Strategic Advantage II policies which have guaranteed issue rates, can elect to add this option to their policies if it is added to all existing policies within that issue group. If you would like to do this, you should contact your registered representative/agent or our customer service center for instructions. Requests to add this option to existing policies will be honored if they are received by us or our agent by May 15, 1999.

   This option generally provides an opportunity for an increased death benefit on the life of the insured person at certain ages. Under death benefit options 1 and 2 the account value is multiplied by a factor shown in Appendix A or B. The result of this calculation is the base death benefit if it exceeds the stated death benefit. Under the enhanced death benefit corridor option, the calculation uses the factor shown on the attached new Appendix A-Enhanced and Appendix B-Enhanced (depending on which definition of life insurance is in effect for your policy). The result of this calculation is then used to determine the base death benefit as described under DEATH BENEFIT OPTIONS, PAGE 20.

   There is no separate charge for this feature. However, the same account value may generate a higher base death benefit under policies with this option than on policies not electing the option. Cost of insurance charges are based on the net amount at risk, which is the difference between the account value and the base death benefit. Therefore, as a result of the increased death benefit, the cost of insurance charges may be higher for policies electing this option. Your registered representative/agent can provide you with a personalized illustration to show the difference between a policy with this option and one without it. If your policy does not have sufficient account value, electing this option may have no effect on the base death benefit.

   Adding this option to your policy does not affect the operation of your policy's riders, including the Adjustable Term Rider. When the base death benefit exceeds the stated death benefit, transactions which reduce your account value (such as a partial withdrawal) also reduce the death benefit. The dollar reduction to the death benefit under these circumstances is greater for policies with the enhancement option than on those without the option.

   Once elected, this option cannot be deleted from your policy. You may lose the benefit of this option if your account value falls below the minimum level needed to keep it in effect. Once elected, this option continues as long as coverage on the original insured person continues. If there is a change of insured person under the right to change insured person rider, the enhanced death benefit corridor option must be elected on the application for the new insured person if you want it to be effective. SEE RIGHT TO CHANGE INSURED RIDER, PAGE 23 AND RIGHT TO EXCHANGE POLICY, PAGE 29.



The following change is hereby made to the last sentence of the first full paragraph on page 23 under the section, "Adjustable Term Insurance Rider."

   "resulting from compliance with the Federal income tax law definition of life insurance test chosen" is deleted.

APPENDIX A -- ENHANCED



                         ENHANCED DEATH BENEFIT CORRIDOR
                                  FACTORS FOR THE
                           CASH VALUE ACCUMULATION TEST
                           FOR A LIFE INSURANCE POLICY


 Attained      Male or                 Unisex    |  Attained        Male or               Unisex
    Age    Unisex 100/0 (I)  Female  80/20 (II)  |     Age     Unisex 100/0 (I)  Female  80/20 (II)
 --------  ----------------  ------  ----------  |  --------   ----------------  ------  ---------
     0           11.727      14.234    12.149    |     36           3.920        4.586     4.037
     1           11.785      14.209    12.194    |     37           3.793        4.437     3.906
     2           11.458      13.815    11.857    |     38           3.670        4.293     3.780
     3           11.128      13.417    11.515    |     39           3.553        4.154     3.658
     4           10.803      13.023    11.178    |     40           3.439        4.021     3.541
     5           10.481      12.635    10.845    |     41           3.330        3.894     3.429
     6           10.161      12.253    10.514    |     42           3.226        3.771     3.322
     7            9.844      11.875    10.187    |     43           3.125        3.654     3.218
     8            9.530      11.505     9.863    |     44           3.028        3.541     3.119
     9            9.221      11.141     9.545    |     45           2.936        3.432     3.023
     10           8.918      10.784     9.233    |     46           2.846        3.328     2.931
     11           8.623      10.436     8.928    |     47           2.761        3.227     2.843
     12           8.338      10.098     8.634    |     48           2.678        3.129     2.758
     13           8.066       9.771     8.353    |     49           2.599        3.035     2.676
     14           7.808       9.455     8.085    |     50           2.522        2.945     2.597
     15           7.564       9.150     7.831    |     51           2.449        2.858     2.522
     16           7.335       8.857     7.592    |     52           2.378        2.774     2.449
     17           7.118       8.575     7.364    |     53           2.311        2.693     2.379
     18           6.911       8.302     7.148    |     54           2.246        2.615     2.312
     19           6.713       8.038     6.939    |     55           2.184        2.540     2.248
     20           6.521       7.782     6.737    |     56           2.125        2.468     2.187
     21           6.334       7.534     6.540    |     57           2.068        2.398     2.128
     22           6.150       7.293     6.347    |     58           2.014        2.330     2.071
     23           5.969       7.059     6.158    |     59           1.962        2.265     2.017
     24           5.791       6.831     5.971    |     60           1.912        2.201     1.965
     25           5.615       6.611     5.788    |     61           1.864        2.139     1.915
     26           5.441       6.396     5.608    |     62           1.818        2.079     1.867
     27           5.271       6.188     5.431    |     63           1.774        2.022     1.821
     28           5.104       5.986     5.258    |     64           1.732        1.967     1.777
     29           4.940       5.791     5.089    |     65           1.692        1.914     1.735
     30           4.781       5.601     4.925    |     66           1.654        1.863     1.695
     31           4.626       5.418     4.765    |     67           1.617        1.815     1.657
     32           4.476       5.241     4.610    |     68           1.583        1.769     1.620
     33           4.330       5.069     4.459    |     69           1.550        1.724     1.585
     34           4.188       4.902     4.314    |     70           1.518        1.681     1.552
     35           4.052       4.742     4.173    |


                       ENHANCED DEATH BENEFIT CORRIDOR
                               FACTORS FOR THE
                        CASH VALUE ACCUMULATION TEST
                        FOR A LIFE INSURANCE POLICY


   Attained       Male or                        Unisex
     Age     Unisex 100/0 (I)     Female        80/20 (II)
   --------  ----------------     ------        ----------
     71           1.503           1.655           1.535
     72           1.488           1.631           1.519
     73           1.475           1.607           1.504
     74           1.462           1.585           1.490
     75           1.451           1.564           1.477
     76           1.441           1.545           1.466
     77           1.432           1.527           1.455
     78           1.424           1.510           1.445
     79           1.416           1.495           1.436
     80           1.409           1.480           1.428
     81           1.378           1.440           1.395
     82           1.348           1.402           1.363
     83           1.319           1.366           1.333
     84           1.291           1.332           1.304
     85           1.265           1.300           1.276
     86           1.241           1.270           1.250
     87           1.216           1.241           1.225
     88           1.194           1.214           1.201
     89           1.172           1.188           1.178
     90           1.151           1.163           1.155
     91           1.141           1.150           1.144
     92           1.131           1.137           1.133
     93           1.120           1.125           1.122
     94           1.109           1.112           1.110
     95           1.097           1.098           1.097
     96           1.083           1.084           1.084
     97           1.069           1.069           1.069
     98           1.054           1.054           1.054
     99           1.040           1.040           1.040
     100          1.000           1.000           1.000

APPENDIX B -- ENHANCED

                     ENHANCED DEATH BENEFIT CORRIDOR
                            FACTORS FOR THE
              GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST
                     FOR A LIFE INSURANCE POLICY


   Attained         Attained         Attained         Attained
     Age    Factor    Age    Factor    Age    Factor    Age    Factor

     0      2.500     25     2.500     50     1.850     75     1.103
     1      2.500     26     2.500     51     1.780     76     1.113
     2      2.500     27     2.500     52     1.710     77     1.124
     3      2.500     28     2.500     53     1.640     78     1.134
     4      2.500     29     2.500     54     1.570     79     1.145

     5      2.500     30     2.500     55     1.500     80     1.155
     6      2.500     31     2.500     56     1.460     81     1.145
     7      2.500     32     2.500     57     1.420     82     1.134
     8      2.500     33     2.500     58     1.380     83     1.124
     9      2.500     34     2.500     59     1.340     84     1.113

     10     2.500     35     2.500     60     1.300     85     1.103
     11     2.500     36     2.500     61     1.280     86     1.092
     12     2.500     37     2.500     62     1.260     87     1.082
     13     2.500     38     2.500     63     1.240     88     1.071
     14     2.500     39     2.500     64     1.220     89     1.061

     15     2.500     40     2.500     65     1.200     90     1.050
     16     2.500     41     2.430     66     1.190     91     1.040
     17     2.500     42     2.360     67     1.180     92     1.030
     18     2.500     43     2.290     68     1.170     93     1.020
     19     2.500     44     2.220     69     1.160     94     1.010

     20     2.500     45     2.150     70     1.150     95     1.000
     21     2.500     46     2.090     71     1.141     96     1.000
     22     2.500     47     2.030     72     1.132     97     1.000
     23     2.500     48     1.970     73     1.123     98     1.000
     24     2.500     49     1.910     74     1.113     99     1.000

                                                        100    1.000

THE POLICY'S BASE DEATH BENEFIT AT ANY TIME WILL BE AT LEAST EQUAL TO
THE
ACCOUNT VALUE TIMES THE APPROPRIATE FACTOR FROM THIS TABLE.